Deferred Policy Acquisition Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs

6. Deferred Policy Acquisition Costs

Deferred policy acquisition costs (“DPAC”) consist primarily of commissions, premium taxes, assessments and other policy processing fees incurred which are related to successful efforts to acquire new or renewal insurance contracts. Acquisition costs deferred on insurance products are amortized over the period in which the related revenues are earned. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are expensed as incurred.

DPAC as well as the related amortization expense associated with DPAC for the three and nine months ended September 30, 2017 and 2016, is as follows:

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016

Balance, beginning of period, net	$5,545	$4,139	$4,389	$4,030
Additions	3,402	2,325	9,670	6,487
Amortization	(2,755)	(2,095)	(7,867)	(6,148)
Balance, September 30, net	$6,192	$4,369	$6,192	$4,369

6. Deferred Policy Acquisition Costs

Deferred policy acquisition costs (“DPAC”) consist primarily of commissions, premium taxes, assessments and other policy processing fees incurred which are related to successful efforts to acquire new or renewal insurance contracts. Acquisition costs deferred on insurance products are amortized over the period in which the related revenues are earned. Costs associated with unsuccessful efforts or costs that cannot be tied directly to a successful policy acquisition are expensed as incurred.

DPAC as well as the related amortization expense associated with DPAC for the years ended December 31, 2016 and 2015 is as follows:

	Year Ended December 31,
	2016	2015

Balance, January 1, net	$4,030	$3,091
Additions	8,851	7,510
Amortization	(8,492)	(6,571)
Balance, December 31, net	$4,389	$4,030